Investments (Tables)	Nov. 18, 2019
Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds	Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Recorded Value
(millions)
March 31, 2019
Equity securities: (1)
U.S.	$1,747	$2,002	$(17)		$3,732
Fixed income securities: (2)
Corporate debt instruments	457	15	(2)		470
Government securities	1,076	29	(4)		1,101
Common/collective trust funds	72	—	—		72
Insurance contracts	199	—	—		199
Cash equivalents and other (3)	6	—	—		6

Total	$3,557	$2,046	$(23	) (4)	$5,580

December 31, 2018
Equity securities: (1)
U.S.	$1,741	$1,640	$(51)		$3,330
Fixed income securities: (2)
Corporate debt instruments	435	5	(9)		431
Government securities	1,092	17	(12)		1,097
Common/collective trust funds	76	—	—		76
Cash equivalents and other (3)	4	—	—		4

Total	$3,348	$1,662	$(72	) (4)	$4,938

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
(3)	Includes pending sales of securities of $4 million at March 31, 2019.
(4)	The fair value of securities in an unrealized loss position was $405 million and $833 million at March 31, 2019 and December 31, 2018, respectively.

Unrealized Gain Loss on Equity
The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy’s nuclear decommissioning trusts is summarized below:

	Three Months Ended March 31,
(millions)	2019	2018

Net gains (losses) recognized during the period	$414	$(65)
Less: Net gains recognized during the period on securities sold during the period	(19)	(19)

Unrealized gains (losses) recognized during the period on securities still held at March 31, 2019 and 2018 (1)	$395	$(84)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.

Investments Classified by Contractual Maturity Date
The fair value of Dominion Energy’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at March 31, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$187
Due after one year through five years	382
Due after five years through ten years	394
Due after ten years	680

Total	$1,643

Marketable Securities
Presented below is selected information regarding Dominion Energy’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended March 31,
	2019	2018
(millions)
Proceeds from sales	$506	$419
Realized gains (1)	43	36
Realized losses (1)	23	19
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.

Virginia Electric and Power Company
Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds	Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Recorded Value
(millions)
March 31, 2019
Equity securities: (1)
U.S.	$871	$922	$(9)		$1,784
Fixed income securities: (2)
Corporate debt instruments	227	7	(1)		233
Government securities	506	14	(1)		519
Common/collective trust funds	48	—	—		48
Cash equivalents and other (3)	7	—	—		7

Total	$1,659	$943	$(11	) (4)	$2,591

December 31, 2018
Equity securities: (1)
U.S.	$858	$751	$(24)		$1,585
Fixed income securities: (2)
Corporate debt instruments	224	2	(5)		221
Government securities	504	7	(5)		506
Common/collective trust funds	51	—	—		51
Cash equivalents and other (3)	6	—	—		6

Total	$1,643	$760	$(34	) (4)	$2,369

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability .
(3)	Includes pending sales of securities of $7 million and $6 million at March 31, 2019 and December 31, 2018, respectively.
(4)	The fair value of securities in an unrealized loss position was $178 million and $404 million at March 31, 2019 and December 31, 2018, respectively.

Unrealized Gain Loss on Equity
The portion of unrealized gains and losses that relates to equity securities held within Virginia Power’s nuclear decommissioning trusts is summarized below:

	Three Months Ended March 31,
(millions)	2019	2018

Net gains (losses) recognized during the period	$186	$(32)
Less: Net gains recognized during the period on securities sold during the period	(1)	(15)

Unrealized gains (losses) recognized during the period on securities still held at March 31, 2019 and 2018 (1)	$185	$(47)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.

Investments Classified by Contractual Maturity Date
The fair value of Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at March 31, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$77
Due after one year through five years	145
Due after five years through ten years	219
Due after ten years	359

Total	$800

Marketable Securities
Presented below is selected information regarding Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended March 31,
	2019	2018
(millions)
Proceeds from sales	$253	$218
Realized gains (1)	10	18
Realized losses (1)	9	5

(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.